Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment
Schedule of property, plant and equipment

	Furniture and
	office	Leasehold	Laboratory	Assets under
(in EUR 000)	equipment	improvements	equipment	construction	Total
Cost
Opening gross value January 1, 2024	1,182	1,314	1,501	2,055	6,052
Additions	142	11	314	692	1,159
Disposals	—	—	(28)	—	(28)
Transfers	—	488	—	(488)	—
Other	—	—	93	—	93
Exchange differences	32	23	22	—	77
Cost at December 31, 2024	1,356	1,836	1,902	2,259	7,353
Additions	113	—	150	534	797
Disposals	(143)	(487)	(266)	—	(896)
Transfers	—	2,762	—	(2,762)	—
Exchange differences	(23)	5	(2)	(1)	(21)
Cost at December 31, 2025	1,303	4,116	1,784	30	7,233
Depreciation
Opening accumulated depreciation January 1, 2024	(820)	(439)	(605)	—	(1,864)
Depreciation charge	(164)	(219)	(327)	—	(710)
Disposals	—	—	21	—	21
Exchange differences	(23)	(13)	(11)	—	(47)
Depreciation at December 31, 2024	(1,007)	(671)	(922)	—	(2,600)
Depreciation charge	(148)	(526)	(371)	—	(1,045)
Disposals	88	487	148	—	723
Impairment loss	—	(235)	(26)	—	(261)
Exchange differences	9	(6)	(1)	—	2
Depreciation at December 31, 2025	(1,058)	(951)	(1,172)	—	(3,181)
Net book value at December 31, 2024	349	1,165	980	2,259	4,753
Net book value at December 31, 2025	245	3,165	612	30	4,052